SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Based Payments [Abstract]
SHARE-BASED PAYMENTS
21. SHARE-BASED PAYMENTS
Charges for share-based incentive plans were as follows:

	2025	2024	2023
	£m	£m	£m
Share-based payments	73	109	140
Share-based payments comprise charges for stock options of £5 million (2024: £6 million, 2023: £5 million) and restricted stock awards to employees of the Group of £68 million (2024: £103 million, 2023: £135 million).
RESTRICTED STOCK PLANS
The Group operates a number of equity-settled share incentive schemes, in most cases satisfied by the delivery of stock from one of the Group’s Employee Share Ownership Plan (ESOP) trusts. The most significant current schemes are as follows:
EXECUTIVE PERFORMANCE SHARE PLAN (EPSP)
This scheme is intended to reward and incentivise the most senior executives of the Group. The performance period is three or five complete financial years, commencing with the financial year in which the award is granted. The vesting date will usually be in the March following the end of the performance period. Vesting is conditional on continued employment throughout the vesting period.
The 2023, 2024 and 2025 EPSP awards are subject to three equally weighted performance conditions: three-year average Return on Invested Capital (ROIC), cumulative Adjusted Free Cash Flow (AFCF), and relative Total Shareholder Return (TSR). Achieving the threshold performance requirement will result in a vesting opportunity of 20% for that element. The vesting opportunity will increase on a straight-line basis to 100% of the award for maximum performance. The Compensation Committee has an overriding discretion to determine the extent to which the award will vest.
BONUS-RELATED SHARE AWARDS
The Group grants bonuses to key executives in the form of share awards under the Executive Share Award (ESA), Performance Share Awards (PSA) or Short-term Incentive Plan (STIP) plans which are all conditional stock awards made from annual bonus pools. The awards are dependent upon annual performance targets, typically based on one or more of: revenue less pass-through costs, operating profit and operating margin. Grants are made in the year following the year of performance measurement, and vest two years after grant date provided the individual concerned is continually employed by the Group throughout this time.
LEADERSHIP SHARE AWARDS
WPP Leadership Share Awards are conditional stock awards made to around 1,800 of our key executives. Awards vest three years after grant, provided the participant is still employed within the Group.
VALUATION METHODOLOGY
For all of the above schemes, the valuation methodology is based upon fair value on grant date, which is determined by the market price on that date or the application of a Black-Scholes model, depending upon the characteristics of the scheme concerned. Market price on any given day is obtained from external, publicly available sources.
MARKET/NON-MARKET CONDITIONS
Most share-based plans are subject to non-market performance conditions, such as margin or growth targets, as well as continued employment. EPSP is subject to a number of performance conditions, including TSR, a market‑based condition.

For schemes without market-based performance conditions, the valuation methodology above is applied and, at each year-end, the relevant charge for each grant is revised, if appropriate, to take account of any changes in estimate of the likely number of shares expected to vest.

For schemes with market-based performance conditions, the probability of satisfying these conditions is assessed at grant date through a statistical model (such as the Monte Carlo model) and applied to the fair value. This initial valuation remains fixed throughout the life of the relevant plan, irrespective of the actual outcome in terms of performance. Where a lapse occurs due to cessation of employment, the cumulative charge taken to date is reversed.
Movement on ordinary shares granted for significant restricted stock plans:

	Non-vested 1 January 2025 number m		Granted number m1		Forfeited number m		Vested number m		Non-vested 31 December 2025 number m
Executive Performance Share Plan (EPSP)	25		14		(8)		(3)		28
Bonus-related Share Awards	12		9		(2)		(6)		13
Leadership Share Awards	13		12		(1)		(4)		20

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	853	p	564	p	879	p	1,025	p	684	p
Bonus-related Share Awards	873	p	592	p	697	p	924	p	677	p
Leadership Share Awards	821	p	320	p	770	p	927	p	492	p

	Non-vested 1 January 2024 number m		Granted number m1		Forfeited number m		Vested number m		Non-vested 31 December 2024 number m
Executive Performance Share Plan (EPSP)	23		11		(5)		(4)		25
Bonus-related Share Awards	12		7		(1)		(6)		12
Leadership Share Awards	12		5		(1)		(3)		13

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	950	p	738	p	980	p	949	p	853	p
Bonus-related Share Awards	903	p	820	p	861	p	877	p	873	p
Leadership Share Awards	848	p	872	p	844	p	1,026	p	821	p
Note
[1]The granted number of awards for the year ended 31 December 2025 includes 1.5 million (2024: 1.2 million) of dividend equivalent shares granted on vesting of current year awards
The total fair value of shares vested for all the Group’s restricted stock plans during the year ended 31 December 2025 was £137 million (2024: £136 million, 2023: £82 million).